Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Aug. 31, 2016
Registrant Name	Jacob Funds Inc.
Central Index Key	0001090372
Amendment Flag	false
Document Creation Date	Jan. 03, 2017
Document Effective Date	Jan. 04, 2017
Prospectus Date	Jan. 03, 2017
Jacob Internet Fund | Investor Class
Prospectus:
Trading Symbol	JAMFX
Jacob Small Cap Growth Fund | Investor Class
Prospectus:
Trading Symbol	JSCGX
Jacob Small Cap Growth Fund | Institutional Class
Prospectus:
Trading Symbol	JSIGX
Jacob Micro Cap Growth Fund | Investor Class
Prospectus:
Trading Symbol	JMCGX
Jacob Micro Cap Growth Fund | Institutional Class
Prospectus:
Trading Symbol	JMIGX